Additional Information	12 Months Ended
Dec. 31, 2012
Additional Information [Abstract]
Additional Information
Additional Information:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Research and development expense	$415	$413	$391
Advertising expense	$483	$464	$402
Interest expense	$1,007	$934	$974
Interest income	(148)	(134)	(98)
Interest expense, net	$859	$800	$876
Rent expense	$318	$308	$278

Minimum rental commitments under non-cancelable operating leases in effect at December 31, 2012, were as follows:

(in millions)
2013	$218
2014	157
2015	104
2016	80
2017	66
Thereafter	226
$851